Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41131
Entity Registrant Name	INTEGRATED WELLNESS ACQUISITION CORP
Entity Central Index Key	0001877557
Entity Tax Identification Number	98-1615488
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	48 Wall Street, Level 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	917
Local Phone Number	397-7625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false